Income Taxes - Schedule of Reconciliation of Effective Tax Rate (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Major components of tax expense (income) [abstract]
Loss for the year	$ (2,072,266)	$ (1,042,648)	$ (1,118,779)
Total income tax expense
Loss excluding income tax	(2,072,266)	(1,042,648)	(1,118,779)
Income tax recovery using the Company's tax rate	(544,000)	(271,000)	(291,000)
Non-deductible expenses and other	561,000	341,000	3,000
Change in deferred tax rates	(394,000)
Temporary difference booked to reserve	4,000	1,000	(4,000)
Deferred income tax assets not recognized	373,000	(71,000)	292,000
Total